PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2023	1,698	61	97	286	706	2,848

Additions	79	3	31	438	318	869
Disposals	(1)	—	(3)	4	(28)	(28)
Depreciation charge for the year	(349)	(6)	(26)	—	(146)	(527)
Divestment and reclassification as held for sale	(12)	—	(1)	—	—	(13)
Impairment	(3)	—	(3)	(2)	—	(8)
Impairment reversal	2	—	—	10	2	14
Transfers	456	7	12	(492)	—	(17)
Modifications of right-of-use assets	—	—	—	—	29	29
Translation adjustment	(182)	(4)	(5)	(18)	(60)	(269)

As of December 31, 2023	1,688	61	102	226	821	2,898

Additions	82	3	29	572	200	886
Disposals	(11)	—	(5)	—	(12)	(28)
Depreciation charge for the year	(335)	(8)	(31)	—	(155)	(529)
Divestment and reclassification as held for sale **	(44)	—	(9)	(21)	(7)	(81)
Impairment	(3)	—	—	(2)	(1)	(6)
Impairment reversal	1	—	—	1	1	3
Transfers	433	22	26	(493)	(10)	(22)
Modifications of right-of-use assets	—	—	—	—	84	84
Translation adjustment	(97)	(6)	(10)	(16)	(60)	(189)

As of December 31, 2024	1,714	72	102	267	861	3,016
Cost	4,508	163	359	280	1,370	6,680
Accumulated depreciation and impairment	(2,794)	(91)	(257)	(13)	(509)	(3,664)

** This relates to the classification of Kyrgyzstan as held-for-sale and sale of TNS+ in Kazakhstan as explained in Note 11.
There were no material changes in estimates related to property and equipment in 2024 and 2023.
Property and equipment include assets in use in the amount of US$488 (2023: US$419) which were not paid for as of year-end.
Property and equipment pledged as security for bank borrowings amounts to US$637 as of December 31, 2024 (2023: US$575), and primarily relate to liens securing borrowings of PMCL.
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2023	661	44	1	706

Additions	271	32	15	318
Disposals	(25)	(3)	—	(28)
Depreciation charge for the year	(131)	(13)	(2)	(146)
Impairment reversal	2	—	—	2
Transfers	1	(1)	—	—
Modifications and reassessments	25	5	(1)	29
Translation adjustment	(57)	(3)	—	(60)

As of December 31, 2023	747	61	13	821

Additions	167	23	10	200
Disposals	(8)	(4)	—	(12)
Depreciation charge for the year	(133)	(17)	(5)	(155)
Divestment and reclassification as held for sale	(4)	(3)	—	(7)
Impairment	(1)	—	—	(1)
Impairment reversal	1	—	—	1
Transfers	(9)	(1)	—	(10)
Modifications and reassessments	69	15	—	84
Translation adjustment	(53)	(6)	(1)	(60)

As of December 31, 2024	776	68	17	861
Cost	1,234	111	25	1,370
Accumulated depreciation and impairment	(458)	(43)	(8)	(509)

COMMITMENTS
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2024	2023

Less than 1 year	178	139

Total commitments	178	139
Capital commitments arising from telecommunications licenses
VEON’s ability to generate revenue in the countries it operates is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses for GSM-900/1800, “3G” (UMTS / WCDMA) mobile radiotelephone communications services and “4G” (LTE).
Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations or cash flows.
After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.
ACCOUNTING POLICIES
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.
Where applicable, the Company has applied sale and leaseback accounting principles, whereas the right-of-use asset arising from the leaseback is measured at the proportion of the previous carrying amount of the asset that relates to the right of use retained by VEON. Accordingly, VEON recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.
SOURCE OF ESTIMATION UNCERTAINTY
Depreciation and amortization of non-current assets
Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.
The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 17 for more information regarding Source of estimation uncertainty for lease terms.